Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Detail) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Regulatory assets:
Total regulatory assets	CAD 3,182	CAD 3,051
Total regulatory assets	3,182	3,051
Less: current portion	37	36
Regulatory assets	3,145	3,015
Regulatory liabilities:
Total regulatory liabilities	209	255
Total regulatory liabilities	209	255
Less: current portion		19
Regulatory liabilities	209	236
Deferred Income Tax Regulatory Asset [Member]
Regulatory assets:
Total regulatory assets	1,587	1,445
Total regulatory assets	1,587	1,445
Pension Benefit Regulatory Asset [Member]
Regulatory assets:
Total regulatory assets	900	952
Total regulatory assets	900	952
Post-Retirement and Post-Employment Benefits [Member]
Regulatory assets:
Total regulatory assets	243	240
Total regulatory assets	243	240
Environmental [Member]
Regulatory assets:
Total regulatory assets	204	207
Total regulatory assets	204	207
Retail Settlement Variance Account [Member]
Regulatory assets:
Total regulatory assets	145	110
Total regulatory assets	145	110
Debt Premium [Member]
Regulatory assets:
Total regulatory assets	32
Total regulatory assets	32
Share-Based Compensation [Member]
Regulatory assets:
Total regulatory assets	31	10
Total regulatory assets	31	10
Distribution System Code Exemption [Member]
Regulatory assets:
Total regulatory assets	10	10
Total regulatory assets	10	10
2015 - 2017 Rate Rider [Member]
Regulatory assets:
Total regulatory assets	7	20
Total regulatory assets	7	20
B2M LP Start-Up Costs [Member]
Regulatory assets:
Total regulatory assets	5	8
Total regulatory assets	5	8
Pension Cost Variance [Member]
Regulatory assets:
Total regulatory assets	4	37
Total regulatory assets	4	37
Other Regulatory Assets [Member]
Regulatory assets:
Total regulatory assets	14	12
Total regulatory assets	14	12
Green Energy Expenditure Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	69	76
Total regulatory liabilities	69	76
External Revenue Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	64	87
Total regulatory liabilities	64	87
CDM Deferral Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	54	53
Total regulatory liabilities	54	53
Deferred Income Tax Regulatory Liability [Member]
Regulatory liabilities:
Total regulatory liabilities	4	23
Total regulatory liabilities	4	23
Other Regulatory Liabilities [Member]
Regulatory liabilities:
Total regulatory liabilities	18	16
Total regulatory liabilities	CAD 18	CAD 16